1900 K Street, NW, Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

STEPHEN T. COHEN Stephen.cohen@dechert.com +1 202 261 3304 Direct +1 202 261 3024 Fax

March 9, 2018

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	UBS Series Funds (formerly UBS Money Series) (“Registrant”) File Nos. 333-52965 and 811-08767
Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”) is Post-Effective Amendment No. 56 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 59 to the Registration Statement under the Investment Company Act of 1940, as amended (“1940 Act”). This filing is being made for the purpose of registering Class A, Class P and Class I shares of UBS Ultra Short Income Fund, a new series of the Registrant.

On behalf of the Registrant, we hereby undertake to make an additional filing of the Registration Statement on or before May 23, 2018 in order to respond to any comments that you might have with respect to this filing, add any additional non-material disclosure that may be required in order to complete the Registration Statement and file any appropriate exhibits.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3304 or to Keith A. Weller, Senior Associate General Counsel, UBS Asset Management (Americas) Inc., at 212.882.5576.

Very truly yours,

/s/ Stephen T. Cohen

Stephen T. Cohen